Shareholder Accounts		Corporate Offices
c/o Ultimus Fund Solutions, LLC		3707 W. Maple Road
P.O. Box 46707		Bloomfield Hills, MI 48301
Cincinnati, OH 45246		(248) 644-8500
1-888-726-0753	SCHWARTZ INVESTMENT TRUST	Fax (248) 644-4250

FILED VIA EDGAR

April 28, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:       Schwartz Investment Trust
File Nos. 33-51626 and 811-07148
Post-Effective Amendment No. 25 on Form N-1A

Ladies and Gentlemen:

On behalf of Schwartz Investment Trust (“Registrant”), we are hereby transmitting for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 Post-Effective Amendment No. 25 (the “Amendment”) to Registrant’s registration statement on Form N-1A.

The filing is being made pursuant to Rule 485(a) of Regulation C under the 1933 Act.  The Amendment is for the purpose of incorporating changes made in response to comments from the Commission staff on Post-Effective Amendment No. 24, which was filed with the Commission on February 16, 2010.  The Amendment also incorporates audited financial statements of the Registrant for the fiscal year ended December 31, 2009.

REQUEST FOR ACCELERATION.  Pursuant to the Commission’s authority under Rule 461(a) and Rule 485(a)(3) of the General Rules and Regulations under the 1933 Act, we have attached as a separate letter from Ultimus Fund Distributors, LLC, the Registrant’s principal underwriter, a request that the effectiveness of the registration statement be accelerated to 10:00 a.m. on April 30, 2010.

Please direct any questions concerning this filing to the undersigned at 513/587-3403.

Very truly yours,

/s/ John F. Splain

John F. Splain
Assistant Secretary

Shareholder Accounts	Corporate Offices
c/o Ultimus Fund Solutions, LLC	3707 W. Maple Road
P.O. Box 46707	Bloomfield Hills, MI 48301
Cincinnati, OH 45246	(248) 644-8500
1-888-726-0753	(248) 644-4250

SCHWARTZ INVESTMENT TRUST

April 28, 2010

U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C 20549

Re:	Schwartz Investment Trust
File Nos. 811-7148; 33-51626
Post-Effective Amendment No. 25

Ladies and Gentlemen:

Pursuant to the Commission's authority under Rule 461(a) and  Rule 485(a)(3) of the General Rules and Regulations under the  Securities Act of 1933, Schwartz Investment Trust (the "Trust") and Ultimus Fund Distributors, LLC, the Trust's principal underwriter,  respectfully request that the effective date of Post-Effective Amendment No. 25 to the Trust's registration statement be accelerated to 10:00 a.m. on Friday, April 30, 2010 or as soon as practicable thereafter.

The Trust and Ultimus Fund Distributors, LLC are aware of their obligations under the Securities Act of 1933.

Very truly yours,

SCHWARTZ INVESTMENT TRUST		ULTIMUS FUND DISTRIBUTORS, LLC

By:	/s/ George P. Schwartz	By:	/s/ Robert G. Dorsey
	George P. Schwartz, President		Robert G. Dorsey, President